Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities Disclosure [Abstract]
Disclosure of Marketable Securities

As at	December 31, 2022	December 31, 2021
Balance, beginning of year	83,724	—
Additions	3,755	158,101
Dispositions	—	(9,663)
Change in fair value recognized in profit or loss	(65,553)	(64,714)
Balance, end of year	21,926	83,724

Schedule of Components of Marketable Securities	The components of marketable securities are as follows:

As at	December 31, 2022	December 31, 2021
Equity securities	21,926	83,802
Put and call options	—	(78)
	21,926	83,724